Document and Entity Information	Jan. 18, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001858327
Document Type	8-K
Document Period End Date	Jan. 18, 2023
Entity Registrant Name	DMY TECHNOLOGY GROUP, INC. VI
Entity Incorporation State Country Code	DE
Entity File Number	001-40864
Entity Tax Identification Number	86-3312690
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(702)
Local Phone Number	781-4313
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock Par Value 0.0001 Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	DMYS.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DMYS
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	DMYS WS
Security Exchange Name	NYSE